Quarterly Holdings Report
for
Fidelity® Convertible Securities Fund
February 28, 2023
CVS-NPRT1-0423
1.797939.119
Corporate Bonds - 74.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 72.4%
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.0%
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)	264	246

Entertainment - 2.1%
Liberty Media Corp. 0.5% 12/1/50 (b)	1,721	1,703
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27 (b)	9,614	9,749
Live Nation Entertainment, Inc.:
2% 2/15/25	172	167
3.125% 1/15/29(b)	12,226	12,104
Spotify U.S.A., Inc. 0% 3/15/26	2,910	2,386
World Wrestling Entertainment, Inc. 3.375% 12/15/23	65	219
Zynga, Inc.:
0% 12/15/26	5,479	5,425
0.25% 6/1/24	3,904	4,158
		35,911
Interactive Media & Services - 3.1%
Eventbrite, Inc. 5% 12/1/25	2,635	2,725
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)	3,612	3,178
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)	3,607	3,176
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	13,129	10,313
Snap, Inc.:
0% 5/1/27	10,175	7,311
0.125% 3/1/28	23,763	16,575
0.25% 5/1/25	2,787	2,602
0.75% 8/1/26	4,240	3,765
TripAdvisor, Inc. 0.25% 4/1/26	5,185	4,285
		53,930
Media - 2.9%
Cable One, Inc. 0% 3/15/26	262	205
DISH Network Corp.:
0% 12/15/25	236	150
2.375% 3/15/24	9,499	8,725
3.375% 8/15/26	29,987	19,164
Gannett Co., Inc. 4.75% 4/15/24	1,450	1,137
Liberty Broadband Corp. 3.125% 3/31/53 (b)	8,650	8,460
Liberty Interactive LLC 1.75% 9/30/46 (b)	1,748	1,833
Liberty Media Corp. 1.375% 10/15/23	3,493	3,927
Magnite, Inc. 0.25% 3/15/26	7,345	5,816
TechTarget, Inc. 0% 12/15/26	260	202
		49,619
TOTAL COMMUNICATION SERVICES		139,706

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.1%
LCI Industries 1.125% 5/15/26	210	191
Patrick Industries, Inc. 1.75% 12/1/28	2,423	2,225
		2,416
Automobiles - 1.1%
Ford Motor Co. 0% 3/15/26	8,343	8,030
Lucid Group, Inc. 1.25% 12/15/26 (b)	13,735	8,241
Winnebago Industries, Inc. 1.5% 4/1/25	2,250	2,609
		18,880
Diversified Consumer Services - 0.3%
2U, Inc. 2.25% 5/1/25	278	225
Chegg, Inc.:
0% 9/1/26	3,627	2,821
0.125% 3/15/25	3,470	3,012
		6,058
Hotels, Restaurants & Leisure - 5.1%
Airbnb, Inc. 0% 3/15/26	209	180
Booking Holdings, Inc. 0.75% 5/1/25	4,192	6,037
Carnival Corp. 5.75% 12/1/27 (b)	6,950	7,669
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	10,128	8,957
DraftKings, Inc. 0% 3/15/28	49,293	34,160
Expedia, Inc. 0% 2/15/26	225	198
Marriott Vacations Worldwide Corp.:
0% 1/15/26	200	205
3.25% 12/15/27(b)	6,640	6,829
NCL Corp. Ltd.:
1.125% 2/15/27	257	192
2.5% 2/15/27	2,510	1,969
5.375% 8/1/25	127	144
Penn Entertainment, Inc. 2.75% 5/15/26	4,221	6,256
Royal Caribbean Cruises Ltd. 6% 8/15/25 (b)	8,705	14,093
Shake Shack, Inc. 0% 3/1/28	156	116
The Cheesecake Factory, Inc. 0.375% 6/15/26	220	186
Vail Resorts, Inc. 0% 1/1/26	200	180
		87,371
Internet & Direct Marketing Retail - 2.4%
Etsy, Inc.:
0.125% 10/1/26	7,722	11,857
0.125% 9/1/27	4,882	4,577
0.25% 6/15/28	210	175
Lyft, Inc. 1.5% 5/15/25	1,012	882
The RealReal, Inc. 1% 3/1/28	2,304	861
Uber Technologies, Inc. 0% 12/15/25	5,200	4,517
Wayfair LLC:
0.625% 10/1/25	22,573	16,752
1.125% 11/1/24	120	105
Xometry, Inc. 1% 2/1/27	1,400	1,190
		40,916
Leisure Products - 0.9%
Peloton Interactive, Inc. 0% 2/15/26	12,927	10,081
Topgolf Callaway Brands Corp. 2.75% 5/1/26	3,690	5,371
		15,452
Specialty Retail - 0.3%
Burlington Stores, Inc. 2.25% 4/15/25	190	224
National Vision Holdings, Inc. 2.5% 5/15/25	3,617	4,762
		4,986
TOTAL CONSUMER DISCRETIONARY		176,079

CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.2%
Chefs' Warehouse Holdings 2.375% 12/15/28 (b)	4,220	4,196

Food Products - 0.2%
Post Holdings, Inc. 2.5% 8/15/27 (b)	3,090	3,196

Tobacco - 1.0%
Turning Point Brands, Inc. 2.5% 7/15/24	17,611	16,474

TOTAL CONSUMER STAPLES		23,866

ENERGY - 2.3%
Energy Equipment & Services - 0.0%
Vantage Drilling Co. 0% 7/15/43 (b)(c)(d)	20,000	0

Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp. 4.25% 9/1/26	466	2,800
CNX Resources Corp. 2.25% 5/1/26	3,271	4,426
EQT Corp. 1.75% 5/1/26	1,964	4,481
Northern Oil & Gas, Inc. 3.625% 4/15/29 (b)	13,906	14,984
Peabody Energy Corp. 3.25% 3/1/28 (b)	2,047	3,267
Pioneer Natural Resources Co. 0.25% 5/15/25	4,525	9,217
		39,175
TOTAL ENERGY		39,175

FINANCIALS - 1.9%
Capital Markets - 0.8%
Coinbase Global, Inc. 0.5% 6/1/26	19,348	13,573

Consumer Finance - 1.1%
EZCORP, Inc. 3.75% 12/15/29 (b)	1,180	1,182
LendingTree, Inc. 0.5% 7/15/25	11,632	9,131
SoFi Technologies, Inc. 0% 10/15/26 (b)	12,111	8,908
		19,221
TOTAL FINANCIALS		32,794

HEALTH CARE - 9.9%
Biotechnology - 2.9%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27 (b)	9,620	9,191
Cerevel Therapeutics Holdings 2.5% 8/15/27 (b)	680	612
Coherus BioSciences, Inc. 1.5% 4/15/26	205	142
Dynavax Technologies Corp. 2.5% 5/15/26	200	246
Exact Sciences Corp.:
0.375% 3/15/27	258	234
0.375% 3/1/28	279	240
1% 1/15/25	166	187
Halozyme Therapeutics, Inc. 1% 8/15/28 (b)	3,180	3,299
Insmed, Inc.:
0.75% 6/1/28	3,200	2,766
1.75% 1/15/25	2,000	1,872
Natera, Inc. 2.25% 5/1/27	1,392	2,053
Novavax, Inc. 5% 12/15/27 (b)	6,183	5,575
PTC Therapeutics, Inc. 1.5% 9/15/26	2,719	2,913
Sarepta Therapeutics, Inc.:
1.25% 9/15/27(b)	13,552	15,160
1.5% 11/15/24	2,860	5,088
		49,578
Health Care Equipment & Supplies - 4.0%
CONMED Corp. 2.25% 6/15/27 (b)	2,740	2,580
DexCom, Inc.:
0.25% 11/15/25	8,437	8,931
0.75% 12/1/23	5,437	14,688
Envista Holdings Corp. 2.375% 6/1/25	4,917	9,328
Glaukos Corp. 2.75% 6/15/27	2,154	2,594
Haemonetics Corp. 0% 3/1/26	270	224
Insulet Corp. 0.375% 9/1/26	5,772	7,685
Integer Holdings Corp. 2.125% 2/15/28 (b)	8,930	9,515
Integra LifeSciences Holdings Corp. 0.5% 8/15/25	230	220
Lantheus Holdings, Inc. 2.625% 12/15/27 (b)	2,990	3,586
LivaNova U.S.A., Inc. 3% 12/15/25	4,024	4,241
Mesa Laboratories, Inc. 1.375% 8/15/25	1,437	1,335
Nevro Corp. 2.75% 4/1/25	1,023	933
Novocure Ltd. 0% 11/1/25	200	183
Omnicell, Inc. 0.25% 9/15/25	2,491	2,258
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)	197	179
Varex Imaging Corp. 4% 6/1/25	190	205
		68,685
Health Care Providers & Services - 1.3%
Accolade, Inc. 0.5% 4/1/26	13,916	10,761
Guardant Health, Inc. 0% 11/15/27	4,885	3,332
NeoGenomics, Inc. 1.25% 5/1/25	750	688
Oak Street Health, Inc. 0% 3/15/26	8,617	7,972
		22,753
Health Care Technology - 1.1%
Health Catalyst, Inc. 2.5% 4/15/25	1,647	1,537
Nextgen Healthcare, Inc. 3.75% 11/15/27 (b)	5,220	5,317
Teladoc Health, Inc. 1.25% 6/1/27	5,479	4,284
Veradigm, Inc. 0.875% 1/1/27	5,425	7,334
		18,472
Life Sciences Tools & Services - 0.3%
Illumina, Inc. 0% 8/15/23	169	164
Nanostring Technologies, Inc. 2.625% 3/1/25	1,826	1,516
Repligen Corp. 0.375% 7/15/24	2,430	3,860
		5,540
Pharmaceuticals - 0.3%
Innoviva, Inc. 2.125% 3/15/28 (b)	200	159
Jazz Investments I Ltd. 2% 6/15/26	3,746	4,060
		4,219
TOTAL HEALTH CARE		169,247

INDUSTRIALS - 4.5%
Aerospace & Defense - 0.4%
Parsons Corp. 0.25% 8/15/25	6,218	6,821

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. 1.125% 10/15/24	2,096	1,965
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24	2,880	4,801
		6,766
Airlines - 1.1%
American Airlines Group, Inc. 6.5% 7/1/25	7,315	8,818
JetBlue Airways Corp. 0.5% 4/1/26	4,981	3,838
Southwest Airlines Co. 1.25% 5/1/25	5,404	6,158
		18,814
Construction & Engineering - 0.5%
Granite Construction, Inc. 2.75% 11/1/24	5,766	8,120

Electrical Equipment - 0.7%
Array Technologies, Inc. 1% 12/1/28	4,489	4,502
Bloom Energy Corp. 2.5% 8/15/25	139	203
Plug Power, Inc. 3.75% 6/1/25	74	220
Stem, Inc. 0.5% 12/1/28 (b)	9,056	5,524
Sunrun, Inc. 0% 2/1/26	2,633	1,835
		12,284
Machinery - 0.7%
John Bean Technologies Corp. 0.25% 5/15/26	247	226
Middleby Corp. 1% 9/1/25	8,430	10,892
The Greenbrier Companies, Inc. 2.875% 4/15/28	129	110
		11,228
Professional Services - 0.7%
FTI Consulting, Inc. 2% 8/15/23	2,854	5,190
KBR, Inc. 2.5% 11/1/23	3,354	7,327
		12,517
TOTAL INDUSTRIALS		76,550

INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 0.4%
Lumentum Holdings, Inc.:
0.25% 3/15/24	2,999	3,135
0.5% 12/15/26	3,674	3,132
0.5% 6/15/28(b)	200	151
		6,418
Electronic Equipment & Components - 0.5%
Insight Enterprises, Inc. 0.75% 2/15/25	4,484	8,827
Par Technology Corp. 1.5% 10/15/27	261	208
		9,035
IT Services - 6.8%
Affirm Holdings, Inc. 0% 11/15/26	5,457	3,639
Akamai Technologies, Inc.:
0.125% 5/1/25	8,104	7,863
0.375% 9/1/27	7,268	6,450
BigCommerce Holdings, Inc. 0.25% 10/1/26	15,946	12,063
Block, Inc.:
0% 5/1/26	309	252
0.125% 3/1/25	147	145
0.25% 11/1/27	295	228
0.5% 5/15/23	161	175
Cloudflare, Inc.:
0% 8/15/26	9,035	7,476
0.75% 5/15/25	2,938	4,877
Digitalocean Holdings, Inc. 0% 12/1/26	14,689	11,248
Fastly, Inc. 0% 3/15/26	12,275	9,667
MongoDB, Inc. 0.25% 1/15/26	6,149	7,434
Okta, Inc.:
0.125% 9/1/25	10,298	8,934
0.375% 6/15/26	11,911	9,970
Perficient, Inc. 0.125% 11/15/26	4,337	3,397
Repay Holdings Corp. 0% 2/1/26 (b)	2,027	1,597
Shift4 Payments, Inc.:
0% 12/15/25	3,583	3,807
0.5% 8/1/27	5,691	4,943
Shopify, Inc. 0.125% 11/1/25	8,080	6,852
Wix.com Ltd. 0% 8/15/25	7,988	6,806
		117,823
Semiconductors & Semiconductor Equipment - 3.7%
Camtek Ltd. 0% 12/1/26 (b)	200	164
Enphase Energy, Inc.:
0% 3/1/26	260	263
0% 3/1/28	260	268
0.25% 3/1/25	550	1,464
onsemi:
0% 5/1/27	9,173	14,218
0.5% 3/1/29(b)	11,120	11,179
1.625% 10/15/23	1,137	4,240
Semtech Corp. 1.625% 11/1/27 (b)	4,026	4,286
SMART Global Holdings, Inc. 2.25% 2/15/26	2,200	2,343
SolarEdge Technologies, Inc. 0% 9/15/25	3,440	4,546
Wolfspeed, Inc.:
0.25% 2/15/28	2,170	1,904
1.75% 5/1/26	3,331	5,531
1.875% 12/1/29(b)	13,345	12,571
		62,977
Software - 18.7%
8x8, Inc. 0.5% 2/1/24	4,969	4,524
Altair Engineering, Inc.:
0.25% 6/1/24	3,124	4,413
1.75% 6/15/27(b)	2,750	2,984
Avalara, Inc. 0.25% 8/1/26	3,525	3,516
Bentley Systems, Inc.:
0.125% 1/15/26	3,500	3,224
0.375% 7/1/27	8,526	7,081
Bill Holdings, Inc.:
0% 12/1/25	140	129
0% 4/1/27	4,912	3,822
BlackLine, Inc.:
0% 3/15/26	9,971	8,419
0.125% 8/1/24	7,892	8,771
Box, Inc. 0% 1/15/26	4,133	5,660
Cerence, Inc. 3% 6/1/25	1,133	1,192
Ceridian HCM Holding, Inc. 0.25% 3/15/26	197	175
Confluent, Inc. 0% 1/15/27	13,001	10,103
Coupa Software, Inc.:
0.125% 6/15/25	5,277	5,240
0.375% 6/15/26	8,693	8,628
CyberArk Software Ltd. 0% 11/15/24	4,989	5,517
Datadog, Inc. 0.125% 6/15/25	118	129
Dropbox, Inc.:
0% 3/1/26	1,969	1,709
0% 3/1/28	2,025	1,721
Everbridge, Inc.:
0% 3/15/26	6,786	5,717
0.125% 12/15/24	4,904	4,407
Five9, Inc. 0.5% 6/1/25	7,508	6,738
Guidewire Software, Inc. 1.25% 3/15/25	2,797	2,635
HubSpot, Inc. 0.375% 6/1/25	6,167	9,032
InterDigital, Inc. 3.5% 6/1/27 (b)	270	299
LivePerson, Inc.:
0% 12/15/26	22,708	16,790
0.75% 3/1/24	4,606	4,275
MicroStrategy, Inc.:
0% 2/15/27	27,610	12,922
0.75% 12/15/25	6,100	4,715
New Relic, Inc. 0.5% 5/1/23	4,454	4,407
Pagerduty, Inc. 1.25% 7/1/25	1,647	1,731
Palo Alto Networks, Inc.:
0.375% 6/1/25	13,646	26,030
0.75% 7/1/23	11,805	24,926
Pegasystems, Inc. 0.75% 3/1/25	1,489	1,307
Porch Group, Inc. 0.75% 9/15/26 (b)	7,852	4,816
Progress Software Corp. 1% 4/15/26	4,250	4,622
Q2 Holdings, Inc. 0.75% 6/1/26	3,953	3,340
Rapid7, Inc.:
0.25% 3/15/27	10,933	9,618
2.25% 5/1/25	3,728	3,816
RingCentral, Inc.:
0% 3/1/25	7,082	6,223
0% 3/15/26	6,321	5,124
Splunk, Inc.:
0.5% 9/15/23	2,974	2,913
1.125% 9/15/25	7,367	7,223
1.125% 6/15/27	5,000	4,271
Tyler Technologies, Inc. 0.25% 3/15/26	9,035	8,407
Unity Software, Inc. 0% 11/15/26	26,949	20,468
Varonis Systems, Inc. 1.25% 8/15/25	2,684	2,969
Verint Systems, Inc. 0.25% 4/15/26	1,780	1,566
Veritone, Inc. 1.75% 11/15/26	334	238
Workiva, Inc. 1.125% 8/15/26	9,483	12,086
Zscaler, Inc. 0.125% 7/1/25	8,780	9,741
		320,329
TOTAL INFORMATION TECHNOLOGY		516,582

MATERIALS - 0.9%
Chemicals - 0.2%
Livent Corp. 4.125% 7/15/25	1,384	3,846

Metals & Mining - 0.7%
ATI, Inc. 3.5% 6/15/25	170	454
MP Materials Corp. 0.25% 4/1/26 (b)	7,480	7,660
United States Steel Corp. 5% 11/1/26	1,847	4,351
		12,465
TOTAL MATERIALS		16,311

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Pebblebrook Hotel Trust 1.75% 12/15/26	182	156
Summit Hotel Properties, Inc. 1.5% 2/15/26	187	163
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)	3,071	2,777
Uniti Group, Inc. 7.5% 12/1/27 (b)	2,165	1,995
		5,091
Real Estate Management & Development - 1.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	268	187
Redfin Corp.:
0% 10/15/25	410	293
0.5% 4/1/27	12,013	7,224
Zillow Group, Inc.:
1.375% 9/1/26	7,660	8,790
2.75% 5/15/25	187	189
		16,683
TOTAL REAL ESTATE		21,774

UTILITIES - 1.8%
Electric Utilities - 1.5%
Alliant Energy Corp. 3.875% 3/15/26 (b)	2,600	2,600
NRG Energy, Inc. 2.75% 6/1/48	6,814	6,783
PPL Capital Funding, Inc. 2.875% 3/15/28 (b)	7,610	7,457
Southern Co. 3.875% 12/15/25 (b)	8,560	8,411
		25,251
Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP:
0% 6/15/24(b)	210	194
2.5% 6/15/26(b)	180	163
Ormat Technologies, Inc. 2.5% 7/15/27 (b)	1,700	1,889
Sunnova Energy International, Inc.:
0.25% 12/1/26	200	153
2.625% 2/15/28(b)	3,980	3,118
		5,517
TOTAL UTILITIES		30,768

TOTAL CONVERTIBLE BONDS		1,242,852
Nonconvertible Bonds - 1.6%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Gannett Holdings LLC 6% 11/1/26 (b)	11,650	9,787

CONSUMER STAPLES - 0.5%
Tobacco - 0.5%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	9,153	8,284

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	2,380	2,468
SFL Corp. Ltd. 7.25% 5/12/26 (b)	2,800	2,636
		5,104
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	6,575	5,062

TOTAL NONCONVERTIBLE BONDS		28,237
TOTAL CORPORATE BONDS (Cost $1,244,720)		1,271,089

Common Stocks - 11.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
Gannett Co., Inc. (e)(f)	3,063,023	9,281
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.8%
Ford Motor Co.	326,800	3,944
Tesla, Inc. (e)	45,900	9,442
		13,386
Hotels, Restaurants & Leisure - 1.2%
A&W Revenue Royalties Income Fund	159,900	4,430
Airbnb, Inc. Class A (e)	31,900	3,933
Super Group SGHC Ltd. (e)(f)	3,208,777	12,386
		20,749
TOTAL CONSUMER DISCRETIONARY		34,135
ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Calumet Specialty Products Partners LP (e)	449,506	8,770
DHT Holdings, Inc.	5,843,512	67,598
Scorpio Tankers, Inc.	158,402	9,561
		85,929
INDUSTRIALS - 1.5%
Electrical Equipment - 1.5%
Babcock & Wilcox Enterprises, Inc. (e)(f)	4,012,446	26,041
INFORMATION TECHNOLOGY - 1.5%
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc. (e)	62,700	4,927
NVIDIA Corp.	27,200	6,315
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	45,300	3,944
		15,186
Software - 0.2%
Zoom Video Communications, Inc. Class A (e)	58,000	4,326
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	45,600	6,722
TOTAL INFORMATION TECHNOLOGY		26,234
MATERIALS - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd. (United States) (f)	89,100	4,101
Wheaton Precious Metals Corp.	103,400	4,308
		8,409
TOTAL COMMON STOCKS (Cost $166,763)		190,029

Convertible Preferred Stocks - 11.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.1%
Media - 0.0%
Paramount Global Series A 5.75%	5,960	185
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc. 5.25% (b)(e)	16,850	19,538
TOTAL COMMUNICATION SERVICES		19,723
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.6%
Aptiv PLC Series A, 5.50%	75,100	9,550
FINANCIALS - 3.4%
Banks - 3.1%
Bank of America Corp. 7.25%	19,256	22,989
Wells Fargo & Co. 7.50%	24,843	29,708
		52,697
Capital Markets - 0.3%
KKR & Co. LP Series C, 6.00%	76,600	5,150
TOTAL FINANCIALS		57,847
HEALTH CARE - 2.2%
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co. 6.50%	103,200	4,972
Boston Scientific Corp. Series A, 5.50%	123,900	14,041
		19,013
Life Sciences Tools & Services - 1.1%
Danaher Corp. Series B, 5.00%	14,650	18,508
TOTAL HEALTH CARE		37,521
INDUSTRIALS - 1.8%
Construction & Engineering - 0.7%
Fluor Corp. 6.50%	7,050	12,108
Machinery - 1.1%
Chart Industries, Inc.	152,800	8,500
RBC Bearings, Inc.	90,500	10,201
		18,701
TOTAL INDUSTRIALS		30,809
UTILITIES - 2.7%
Electric Utilities - 2.0%
American Electric Power Co., Inc. 6.125%	96,600	4,744
NextEra Energy, Inc.:
6.219%	176,100	8,145
6.296%	171,600	7,949
PG&E Corp.	103,500	14,220
		35,058
Gas Utilities - 0.0%
UGI Corp. 7.125%	2,000	170
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp. 6.875%	122,400	11,154
Multi-Utilities - 0.0%
NiSource, Inc. 7.75%	2,200	229
TOTAL UTILITIES		46,611
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $192,265)		202,061

Preferred Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp. 7% (b)(g)(h) (Cost $3,069)	3,345	3,129

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (i)	12,374,350	12,377
Fidelity Securities Lending Cash Central Fund 4.63% (i)(j)	5,429,214	5,430
TOTAL MONEY MARKET FUNDS (Cost $17,807)		17,807

TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $1,624,624)	1,684,115
NET OTHER ASSETS (LIABILITIES) - 1.9%	31,985
NET ASSETS - 100.0%	1,716,100

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $309,239,000 or 18.0% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Non-income producing
(f)	Security or a portion of the security is on loan at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	42,677	172,495	202,795	398	-	-	12,377	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	23,170	52,228	69,968	44	-	-	5,430	0.0%
Total	65,847	224,723	272,763	442	-	-	17,807

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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